REGULATORY MATTERS (FY) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REGULATORY MATTERS [Abstract]
Undivided profits				$ 13,000	$ 9,900
Request for approval to transfer capital from bank to parent entity	$ 18,000	$ 18,500	$ 15,000
Components of regulatory capital [Abstract]
Total shareholders' equity				267,710	248,980	$ 250,902	$ 251,092	$ 250,371	$ 231,581
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes				(3,657)	(9,108)		(6,036)
Intangible assets				(1,673)	(1,932)		(2,280)
Consolidated [Member]
Total capital to risk-weighted assets [Abstract]
Actual, Amount				307,278	286,289		278,170
Minimum for Adequately Capitalized Institutions, Amount				$ 162,315	$ 144,413		$ 133,668
Actual, Ratio				15.14%	15.86%		16.65%
Minimum for Adequately Capitalized Institutions, Ratio				8.00%	8.00%		8.00%
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount				$ 284,818	$ 265,405		$ 257,050
Minimum for Adequately Capitalized Institutions, Amount				$ 121,737	$ 108,309		$ 100,251
Actual, Ratio				14.04%	14.70%		15.38%
Minimum for Adequately Capitalized Institutions, Ratio				6.00%	6.00%		6.00%
Common equity tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount				$ 253,101	$ 238,996		$ 239,271
Minimum for Adequately Capitalized Institutions, Amount				$ 91,302	$ 81,232		$ 75,188
Actual, Ratio				12.47%	13.24%		14.32%
Minimum for Adequately Capitalized Institutions, Ratio				4.50%	4.50%		4.50%
Tier 1 capital to average assets [Abstract]
Tier 1 capital				$ 284,818	$ 265,405		$ 257,050
Minimum for Adequately Capitalized Institutions, Amount				$ 107,154	$ 101,112		$ 94,217
Actual, Ratio				10.63%	10.50%		10.91%
Minimum for Adequately Capitalized Institutions, Ratio				4.00%	4.00%		4.00%
Components of regulatory capital [Abstract]
Total shareholders' equity				$ 267,710	$ 248,980		$ 251,092
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes				(2,140)	3,310		238
Intangible assets				(1,338)	(1,159)		(912)
Disallowed deferred tax assets				(11,131)	(12,135)		(11,147)
Common equity tier 1 capital				253,101	238,996		239,271
Qualifying trust preferred securities				34,500	34,500		34,500
Disallowed deferred tax assets				(2,783)	(8,091)		(16,721)
Tier 1 capital				284,818	265,405		257,050
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets				22,460	20,884		21,120
Actual, Amount				307,278	286,289		278,170
Independent Bank [Member]
Total capital to risk-weighted assets [Abstract]
Actual, Amount				281,228	270,855		261,894
Minimum for Adequately Capitalized Institutions, Amount				162,210	144,223		133,514
Minimum for Well Capitalized Institutions, Amount				$ 202,763	$ 180,279		$ 166,893
Actual, Ratio				13.87%	15.02%		15.69%
Minimum for Adequately Capitalized Institutions, Ratio				8.00%	8.00%		8.00%
Minimum for Well-Capitalized Institutions, Ratio				10.00%	10.00%		10.00%
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount				$ 258,768	$ 249,971		$ 240,867
Minimum for Adequately Capitalized Institutions, Amount				121,658	108,167		100,136
Minimum for Well-Capitalized Institutions, Amount				$ 162,210	$ 144,223		$ 133,514
Actual, Ratio				12.76%	13.87%		14.43%
Minimum for Adequately Capitalized Institutions, Ratio				6.00%	6.00%		6.00%
Minimum for Well Capitalized Institutions, Ratio				8.00%	8.00%		8.00%
Common equity tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount				$ 258,768	$ 249,971		$ 240,867
Minimum for Adequately Capitalized Institutions, Amount				91,243	81,126		75,102
Minimum for Well-Capitalized Institutions, Amount				$ 131,796	$ 117,181		$ 108,480
Actual, Ratio				12.76%	13.87%		14.43%
Minimum for Adequately Capitalized Institutions, Ratio				4.50%	4.50%		4.50%
Minimum for Well Capitalized Institutions, Ratio				6.50%	6.50%		6.50%
Tier 1 capital to average assets [Abstract]
Tier 1 capital				$ 258,768	$ 249,971		$ 240,867
Minimum for Adequately Capitalized Institutions, Amount				107,022	101,019		94,145
Minimum for Well-Capitalized Institutions, Amount				$ 133,778	$ 126,274		$ 117,682
Actual, Ratio				9.67%	9.90%		10.23%
Minimum for Adequately Capitalized Institutions, Ratio				4.00%	4.00%		4.00%
Minimum for Well-Capitalized Institutions, Ratio				5.00%	5.00%		5.00%
Components of regulatory capital [Abstract]
Total shareholders' equity				$ 267,406	$ 258,814		$ 259,947
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes				(2,140)	3,310		238
Intangible assets				(1,338)	(1,159)		(912)
Disallowed deferred tax assets				(5,160)	(10,994)		(18,406)
Common equity tier 1 capital				258,768	249,971		240,867
Qualifying trust preferred securities				0	0		0
Disallowed deferred tax assets				0	0		0
Tier 1 capital				258,768	249,971		240,867
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets				22,460	20,884		21,027
Actual, Amount				$ 281,228	$ 270,855		$ 261,894